Business Combinations - Summary of Revenue and Profit Before Tax Contribution From Acquired Entities (Details) € in Thousands	9 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of detailed information about business combination [abstract]
Revenue	€ 29,938
Loss before taxation	€ (66,281)